Convertible redeemable non-controlling interests (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2020 CNY (¥) Vote
Temporary Equity
Number of vote per share | Vote			1	1
Number of ordinary shares issued on conversion of each preferred shares | shares			1
Series A Preferred Shares
Temporary Equity
Term of preferred shares redeemable by holders			5 years	5 years
Minimum offering value on fully diluted basis | $			$ 20
Shares purchase price | $ / shares			$ 2.50
JD Logistics
Temporary Equity
Ownership percentage, on a fully-diluted (as a percentage)			19.00%
JD Logistics | Series A Preferred Shares
Temporary Equity
Issuance of preferred shares	$ 64	¥ 443	$ 2.5	¥ 16.0
Kuayue Express | Series A And A Plus Preferred Stock [Member]
Temporary Equity
Term of preferred shares redeemable by holders			9 years	9 years
Percentage of Kuayue Express preferred shares issue price			100.00%
Single interest rate of Kuayue Express preferred shares			5.00%